Investment in Securities (Summary of Investment in Securities) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		Dec. 31, 2021	Mar. 31, 2021
Schedule of Investments [Line Items]
Equity securities	[1]	¥ 538,432	¥ 540,082
Investment Funds Elected for Fair Value Option
Schedule of Investments [Line Items]
Equity securities		9,739	4,940
Variable Annuity and Variable Life Insurance Contracts
Schedule of Investments [Line Items]
Equity securities		202,135	249,830
Investment funds that are accounted for under the equity method
Schedule of Investments [Line Items]
Equity securities		¥ 78,531	¥ 82,420

[1]	The amount of assets under management of variable annuity and variable life insurance contracts included in equity securities were ¥249,830 million and ¥202,135 million as of March 31, 2021 and December 31, 2021, respectively. The amount of investment funds that are accounted for under the equity method included in equity securities were ¥82,420 million and ¥78,531 million as of March 31, 2021 and December 31, 2021, respectively. The amount of investment funds elected for the fair value option included in equity securities, and others were ¥4,940 million and ¥9,739 million as of March 31, 2021 and December 31, 2021, respectively.